Income Taxes - Schedule of Net Operating Losses Carryovers (Details) (Sun & Sun Industries Inc [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Federal	$ 1,621,462	$ 1,136,663	$ 1,515,550	$ 895,602
State	1,272,990	875,309	1,167,078	550,768
Total	$ 2,894,452	$ 2,011,971	$ 2,682,628	$ 1,446,370